UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2009
                                              ------------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
                  --------------------------------------------
Address:                   Two Greenwich Plaza
                  --------------------------------------------
                           Greenwich, CT 06830
                  --------------------------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Frederick H. Fogel
                  -----------------------------------
Title:                     Authorized Signatory
                  -----------------------------------
Phone:                     (203) 542-4000
                  -----------------------------------

Signature, Place, and Date of Signing:

/s/ Frederick H. Fogel            Greenwich, CT               November 16, 2009
---------------------------       --------------              ------------------
       [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                          None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        ---------------

Form 13F Information Table Entry Total:       19
                                        ---------------

Form 13F Information Table Value Total: $471,060(x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

13F Information Table


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     Name Of Issuer             Title Of Class          Cusip        Value (x$1000)  Shares or PRN Amount    SH/PRN    Put/Call
------------------------------------------------------------------------------------------------------------------------------

AIRTRAN HLDGS INC                   CALL                00949P908           30                2,000                     CALL
AMERICAN AXLE & MFG HLDGS IN        CALL                024061903            1                  183                     CALL
BANK OF AMERICA CORPORATION         COM                 060505104       33,843            2,000,203           SH
CITIGROUP INC                       COM                 172967101       27,588            5,700,000           SH
EXCO RESOURCES INC                  COM                 269279402       35,432            1,895,757           SH
EXIDE TECHNOLOGIES                  *W EXP 05/05/201    302051123           21              103,500           SH
FIRST NIAGARA FINL GP INC           COM                 33582V108        1,850              150,000           SH
GRACE W R & CO DEL NEW              COM                 38388F108       58,698            2,700,000           SH
IPCS INC                            COM NEW             44980Y305       44,991            2,585,699           SH
ISTAR FINL INC                      FRNT  10/0          45031UBF7        3,570            7,000,000           PRN
ISHARES TR INDEX                    RUSSELL 2000        464287655        1,057               17,500           SH
JPMORGAN CHASE & CO                 COM                 46625H100       11,393              260,000           SH
MASCO CORP                          CALL                574599906           71                4,700                     CALL
NAVISITE INC                        COM NEW             63935M208        1,099              501,900           SH
SPDR TR                             UNIT SER 1          78462F103      176,957            1,676,368           SH
SPDR TR                             PUT                 78462F953       11,530               85,000                     PUT
SPDR GOLD TRUST                     GOLD SHS            78463V107       24,713              250,000           SH
SIRIUS SATELLITE RADIO INC          NOTE 3.250%10/1     82966UAD5          420              500,000           PRN
TORCH ENERGY ROYALTY TRUST          UNIT BEN INT        891013104       37,797            5,931,709           SH

----------------------------------------------------------------------------------------------------------------------------
     Name Of Issuer          Investment Discretion      Other Managers     Sole Voting Authority     Shared    None
----------------------------------------------------------------------------------------------------------------------------

AIRTRAN HLDGS INC                   SHARED-DEFINED                                           2,000
AMERICAN AXLE & MFG HLDGS IN        SHARED-DEFINED                                             183
BANK OF AMERICA CORPORATION         SHARED-DEFINED                                       2,000,203
CITIGROUP INC                       SHARED-DEFINED                                       5,700,000
EXCO RESOURCES INC                  SHARED-DEFINED                                       1,895,757
EXIDE TECHNOLOGIES                  SHARED-DEFINED                                         103,500
FIRST NIAGARA FINL GP INC           SHARED-DEFINED                                         150,000
GRACE W R & CO DEL NEW              SHARED-DEFINED                                       2,700,000
IPCS INC                            SHARED-DEFINED                                       2,585,699
ISTAR FINL INC                      SHARED-DEFINED                                                             None
ISHARES TR INDEX                    SHARED-DEFINED                                          17,500
JPMORGAN CHASE & CO                 SHARED-DEFINED                                         260,000
MASCO CORP                          SHARED-DEFINED                                           4,700
NAVISITE INC                        SHARED-DEFINED                                         501,900
SPDR TR                             SHARED-DEFINED                                       1,676,368
SPDR TR                             SHARED-DEFINED                                          85,000
SPDR GOLD TRUST                     SHARED-DEFINED                                         250,000
SIRIUS SATELLITE RADIO INC          SHARED-DEFINED                                                             None
TORCH ENERGY ROYALTY TRUST          SHARED-DEFINED                                       5,931,709
